RELATED PARTIES AND SHAREHOLDER (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF RELATED PARTIES
	Year Ended
	December 31,	December 31,
	2021	2020

Consulting fees	$958	$594
Salaries	37	27
Pensions	6	4
	$1,001	$625

SCHEDULE OF AMOUNT OWING BY RELATED PARTIES
	Year Ended
	December 31,	December 31,
	2021	2020
Key management personnel	$183	$-
Company controlled by the CEO	(57)	-
	$126	$-